Loan Receivable (narrative) (detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012
Loans Receivable, Net [Abstract]
Loans Receivable				$ 10.0
Loan Receivable Maturity Date	March 30, 2012
Loans and Leases Receivable, Deferred Income		$ 6.3	$ 3.7